Basis of preparation, significant judgments, and accounting policies	6 Months Ended
Jun. 30, 2023
Basis of preparation, significant judgments, and accounting policies [Abstract]
Basis of preparation, significant judgments, and accounting policies
2.	Basis of preparation, significant judgments, and accounting policies

Basis of preparation

Compliance with International Financial Reporting Standards
The unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2023 have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2022 which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These unaudited condensed consolidated interim financial statements are presented in U.S. dollar (“USD” or “$”), which is the Company’s functional currency and the Group’s presentation currency.

The financial information presented in this interim report does not represent full statutory accounts as defined by the Companies Act 2014. The statutory accounts of GH Research PLC for the year ended December 31, 2022, are expected to be filed with the Companies Registration Office by November 26, 2023.

New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2023, that are relevant to the Group and that have had any material impact in the interim period. New standards, amendments to standards and interpretations that are not yet effective, have been deemed by the Group as currently not relevant and are not listed here.

Going concern basis
GH Research is a clinical-stage biopharmaceutical company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. Research and development expenses have been incurred from the start of the Group’s activities, generating negative cash flows from operating activities since formation.

Since its incorporation, the Group has funded its growth through capital increases. The Group has no bank loans or other debt outstanding, except lease liabilities, as of June 30, 2023. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans.

As of June 30, 2023, the Group’s cash and cash equivalents amounted to $96.9 million (December 31, 2022: $166.0 million). The Group also held marketable securities of $86.5 million and other financial assets of $54.7 million as of June 30, 2023, (December 31, 2022: marketable securities of $85.7 million and other financial assets of $nil). The Group’s marketable securities are quoted in active markets and are an additional source of liquidity.

The Board of Directors believes that the Group has sufficient financial resources available to cover its planned cash outflows for at least the next twelve months from the date of issuance of these unaudited condensed consolidated interim financial statements. The Group, therefore, continues to adopt the going concern basis in preparing its unaudited condensed consolidated interim financial statements.

Use of estimates and judgments
The preparation of the unaudited condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are consistent with those that applied in the preparation of the consolidated financial statements for the year ended December 31, 2022.

Accounting policies
The accounting policies, presentation and methods of computation followed in the unaudited condensed consolidated interim financial statements are consistent with those applied in the Group’s most recent annual financial statements and have been applied consistently to all periods presented in the unaudited condensed consolidated interim financial statements except for the amendments and new accounting policies set out below.

Other financial assets
Other financial assets represent money market funds with a weighted average maturity of more than 90 days and are carried at fair value through profit or loss as the cash flows from these funds do not represent solely payments of principal and interest.

Leases and right-of-use assets
The Group recognizes a right-of-use (“ROU”) asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases. Under IFRS 16 the Group recognizes a ROU asset and a lease liability at the lease commencement date at the present value of the future lease payments, discounted at the Group’s incremental borrowing rate. The ROU asset is subsequently depreciated using the straight-line method over the lease term within depreciation expenses and an interest expense on lease liabilities is recognized within finance expense in the Group’s unaudited condensed consolidated interim income statement. The interest expense is calculated based on the incremental borrowing rate of the Group.

For short-term or low value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

Current and deferred income tax
The interim income tax expense is calculated based on the Company’s estimate of the weighted average effective annual income tax rate expected for the full year. The current and deferred income tax charge was $nil for the three and six months ended June 30, 2023 and 2022, which is in line with the Company’s estimate for the full year. No deferred tax assets have been recognized as there is no certainty that sufficient taxable profits will be generated within the required timeframe to be able to utilize these tax loss carry-forwards in full.

Loss and earnings per share
Basic loss and earnings per share is calculated by dividing the net loss or profit attributable to shareholders by the weighted average number of shares in issue during the period. Diluted earnings per share is calculated using the treasury method which adjusts for the potential dilutive effect of other share options if such share options were exercised and are not anti-dilutive.

Segment reporting
Management considers the Group to have only a single segment: Research and Development (“R&D”). This is consistent with the way that information is reported internally within the Group for the purpose of allocating resources and assessing performance.